Subsequent events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Apr. 01, 2022	Feb. 15, 2022
Colombian Municipal Industry and Commerce Tax
Subsequent Event [Line Items]
Tax penalty	$ 1.8
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid		$ 3.9
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.546875
Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid		$ 0.3
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.01